Submission	Mar. 09, 2026
Submission [Line Items]
Central Index Key	0002064863
Registrant Name	Mclaren International Holdings Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A